Financial Instruments and Related Risk Management	12 Months Ended
Dec. 31, 2020
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Financial Instruments and Related Risk Management

 NOTE 10   FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT

Our ELT, along with the Board of Directors (including Board of Directors Committees), is responsible for monitoring our risk exposures and managing our policies to address these risks. Our strategic and risk management processes are integrated to ensure we understand the benefit from the relationship between strategy, risk and value creation. Outlined below are our risk management strategies we have developed to mitigate the financial market risks which we are exposed to.

Credit Risk	Risk Management Strategies
Receivables from customers
  establish credit approval policies and procedures for new and existing customers extend credit to qualified customers through:
  review of credit agency reports, financial statements and/or credit references, as available review of existing customer accounts every 12 – 24 months based on the credit limit amounts evaluation of customer and country risk for international customers establish credit period:
  15 and 30 days for wholesale fertilizer customers
  30 days for industrial and feed customers
  30 – 360 days for Retail, including Nutrien Financial, customers up to 180 days for select export sales customers, including Canpotex transact on a cash basis with certain customers who may not meet specified benchmark creditworthiness or cannot provide other evidence of ability to pay execute an agency arrangement with a financial institution with which we have only a limited recourse involvement sell receivables to financial institutions which substantially transfer the risks and rewards set eligibility requirements for Nutrien Financial to limit the risk of the receivables may require security over certain crop or livestock inventories set up provision using the lifetime expected credit loss method considering all possible default events over the expected life of a financial instrument. Receivables are grouped based on days past due and/or customer credit risk profile. Estimated losses on receivables are based on known troubled accounts and historical experience of losses incurred. Receivables are considered to be in default and are written off against the allowance when it is probable that all remaining contractual payments due will not be collected in accordance with the terms of the agreement

Cash and cash equivalents and derivative assets	require acceptable minimum counterparty credit ratings limit counterparty or credit exposure select counterparties with investment-grade quality

Maximum exposure to credit risk as at December 31:

	2020	2019
Cash and cash equivalents	1,454	671
Receivables [1]	3,498	3,438
Other current assets – derivatives	45	5
	4,997	4,114
1 Excluding income tax receivable.

Risk	Risk Management Strategies
Liquidity
  establish an external borrowing policy to maintain sufficient liquid financial resources to fund our operations and meet our commitments and obligations in a cost-effective manner maintain an optimal capital structure
  maintain investment-grade credit ratings that provide ease of access to the debt capital and commercial paper markets maintain sufficient short-term credit availability
  uphold long-term relationships with a sufficient number of high-quality and diverse lenders

Refer to Note 17 for our available credit facilities.

The following maturity analysis of our financial liabilities and gross settled derivative contracts (for which the cash flows are settled simultaneously) is based on the expected undiscounted contractual cash flows from the date of the consolidated balance sheets to the contractual maturity date.

	Carrying Amount	Contractual
	of Liability as at	Cash	Within	1 to 3	3 to 5	Over 5
2020	December 31	Flows	1 Year	Years	Years	Years
Short-term debt [1]	159	159	159	-	-	-
Payables and accrued charges [2]	5,781	5,781	5,781	-	-	-
Long-term debt, including current portion [1]	10,061	15,795	434	2,378	2,498	10,485
Lease liabilities, including current portion [1]	1,140	1,305	281	408	233	383
Derivatives	48	48	39	9	-	-
	17,189	23,088	6,694	2,795	2,731	10,868

1  Contractual cash flows include contractual interest payments related to debt obligations and lease liabilities. Interest rates on variable rate debt are based on prevailing rates as at December 31, 2020.

2  Excludes non-financial liabilities and includes trade payables of approximately $1.5 billion that are related to our prepaid inventory to secure product discounts. We consider these amounts to be part of our working capital. For these payables, we participated in arrangements where the vendors sold their right to receive payment  to financial institutions without extending the original payment terms. These payables were paid in January and February 2021.

Foreign Exchange Risk	Risk Management Strategies
Foreign currency denominated accounts
  execute foreign currency derivative contracts within certain prescribed limits for both forecast operating and capital expenditures to manage the earnings impact, including those related to our equity-accounted investees, that could occur from a reasonably possible strengthening or weakening of the US dollar

The fair value of our net foreign exchange currency derivative assets (liabilities) at December 31, 2020 was $14 (2019 – $2). The following table presents the significant foreign currency derivatives that existed at December 31:

	2020			2019
			Average			Average
			contract			contract
Sell/buy	Notional	Maturities	rate	Notional	Maturities	rate
Derivatives not designated as hedges
Forwards
USD/CAD [1]	514	2021	1.2796	337	2020	1.3096
CAD/USD	126	2021	1.2804	120	2020	1.3138
USD/AUD [2]	28	2021	1.3661	78	2020	1.4593
AUD/USD	92	2021	1.3640	47	2020	1.4563
Options
USD/CAD - buy USD puts	70	2021	1.3147	-	-	-
USD/CAD - sell USD calls	55	2021	1.3665	-	-	-
AUD/USD - buy USD calls	61	2021	1.3216	-	-	-
Derivatives designated as hedges
Forwards
USD/CAD	254	2021	1.3190	-	-	-
1 Canadian dollar
2 Australian dollar

Market Risks	Type	Risk Management Strategies
Interest rate	Short-term and long-term debt
  use a portfolio of fixed and floating rate instruments
  align current and long-term assets with demand and fixed-term debt monitor the effects of market changes in interest rates
  use interest rate swaps, if desired
We do not believe we have material exposure to interest or price risk on our financial instruments as at December 31, 2020 and 2019.
Price	Natural gas derivative instruments
  diversify our forecast gas volume requirements, including a portion of annual requirements purchased at spot market prices, a portion at fixed prices (up to 10 years) and a portion indexed to the market price of ammonia acquire a reliable supply of natural gas feedstock and fuel on a location-adjusted, cost-competitive basis

Price	Investment at fair value	ensure the security of principal amounts invested provide for an adequate degree of liquidity achieve a satisfactory return

In 2020, we entered into cash flow hedges on our interest rate derivative contracts which matured in the same year and had a total notional amount of $680.

Natural gas derivatives outstanding:

	2020				2019
			Average	Fair Value			Average	Fair Value
			Contract	of Assets			Contract	of Assets
	Notional [1]	Maturities	Price [2]	(Liabilities)	Notional [1]	Maturities	Price [2]	(Liabilities)
NYMEX swaps	14	2021 – 2022	3.89	(18)	16	2020 – 2022	4.26	(30)
1 In millions of Metric Million British Thermal Units (“MMBtu”).
2 US dollars per MMBtu.

		2020			2019
			Net Amounts			Net Amounts
Financial assets (liabilities)	Gross	Offset	Presented	Gross	Offset	Presented
Derivative instrument liabilities
Natural gas derivatives [1]	(18)	-	(18)	(30)	-	(30)
Other long-term debt instruments [2]	(150)	150	-	(150)	150	-
	(168)	150	(18)	(180)	150	(30)
1 Cash margin deposits of $9 (2019 – $17) were placed with counterparties related to legally enforceable master netting arrangements.

2  Back-to-back loan arrangements that are not subject to any financial test covenants but are subject to certain customary covenants and events of default.  We were in compliance with these covenants as at December 31, 2020.

Fair Value

Financial instruments included in the consolidated balance sheets are measured either at fair value or amortized cost. The following tables explain the valuation methods used to determine the fair value of each financial instrument and its associated level in the fair value hierarchy.

Financial Instruments at Fair Value	Fair Value Method
Cash and cash equivalents	Carrying amount (approximation to fair value assumed due to short-term nature)
Equity securities	Closing bid price of the common shares as at the balance sheet date
Debt securities	Closing bid price of the debt or other instruments with similar terms and credit risk (Level 2) as at the balance sheet date
Foreign currency derivatives not traded in an active market	Quoted forward exchange rates (Level 2) as at the balance sheet date
Foreign exchange forward contracts, swaps and options and natural gas swaps not traded in an active market

Based on a discounted cash flow model.  Inputs included contractual cash flows based on prices for natural gas futures contracts, fixed prices and notional volumes specified by the swap contracts, the time value of money, liquidity risk, our own credit risk (related to instruments in a liability position) and counterparty credit risk (related to instruments in an asset position). Futures contract prices used as inputs in the model were supported by prices quoted in an active market and therefore categorized in Level 2.

Financial Instruments at Amortized Cost	Fair Value Method
Receivables, short-term debt and payables and accrued charges	Carrying amount (approximation to fair value assumed due to short-term nature)
Long-term debt	Quoted market prices (Level 1 or 2 depending on the market liquidity of the debt)
Other long-term debt instruments	Carrying amount

The following table presents our fair value hierarchy for financial instruments carried at fair value on a recurring basis or measured at amortized cost:

	2020			2019
	Carrying			Carrying
Financial assets (liabilities) measured at	Amount	Level 1 [1]	Level 2 [1]	Amount	Level 1 [1]	Level 2 [1]
Fair value on a recurring basis
Cash and cash equivalents	1,454	-	1,454	671	-	671
Derivative instrument assets	45	-	45	5	-	5
Other current financial assets – marketable securities [2]	161	24	137	193	27	166
Investment at fair value through other comprehensive income ("FVTOCI") (Note 15)	153	153	-	161	161	-
Derivative instrument liabilities	(48)	-	(48)	(33)	-	(33)
Amortized cost
Current portion of long-term debt
Notes and debentures	-	-	-	(494)	-	(503)
Fixed and floating rate debt	(14)	-	(14)	(8)	-	(8)
Long-term debt
Notes and debentures	(9,994)	(3,801)	(7,955)	(8,528)	(1,726)	(7,440)
Fixed and floating rate debt	(53)	-	(53)	(25)	-	(25)

1  During 2020 and 2019, there were no transfers between Level 1 and Level 2 for financial instruments measured at fair value on a recurring basis. Our policy is to recognize transfers at the end of the reporting period.

2 Marketable securities consist of equity and fixed income securities.